Document and Entity Information	Dec. 14, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001841258
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	EUROPEAN BIOTECH ACQUISITION CORP.
Entity File Number	001-40211
Entity Incorporation State Country Code	E9
Entity Address, Address Line One	EPFL Innovation Park Building
Entity Address, Postal Zip Code	1015
Entity Address, City or Town	Lausanne
Entity Address, Country	CH
City Area Code	41
Local Phone Number	77 976 21 09
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	EBACU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EBAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EBACW
Security Exchange Name	NASDAQ